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                             JPMORGAN INCOME FUNDS
                         JPMORGAN ENHANCED INCOME FUND

                           INSTITUTIONAL CLASS SHARES

    Supplement dated May 16, 2002, to the Prospectus dated February 28, 2002.

    The first sentence of the first paragraph under the heading "Minimum Investments" on page 6 is hereby replaced with the following:

    Investors must buy a minimum $3,000,000 worth of Institutional Class Shares in the Fund to open an account.

                                                                  SUP-ENINCI-502